RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)										1 Months Ended		3 Months Ended			6 Months Ended	10 Months Ended	12 Months Ended					19 Months Ended
	Mar. 20, 2026	Jan. 26, 2026	Jan. 23, 2026	Jan. 21, 2026	Oct. 27, 2025	Jun. 25, 2025	May 22, 2024	Apr. 02, 2024	Mar. 21, 2024	Jun. 30, 2025	Apr. 30, 2024	Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025		Dec. 31, 2024		Oct. 23, 2025	Mar. 28, 2026	Mar. 12, 2026	Jan. 15, 2026	Sep. 30, 2024		Mar. 10, 2024	Sep. 30, 2023
RelatedPartyTransactionLineItem [Line Items]
Shares forfeited					300,000												300,000
Stock split										the Company effected a 4-for-3 forward split of the outstanding shares.
Par value per share												$ 0.000075			$ 0.000075	$ 0.000075	$ 0.000075			$ 0.000075
Shares issued, value																$ 128,000	$ 48,334
Related costs																	2,525,000
Related party debt													$ 21,476				122,716
Promissory note principal amount							$ 300,000
Related party transaction, amounts of transaction												0	$ 21,476									$ 262,446
Amounts due to related parties																$ 90,350				$ 90,350
Per month for office space, secretarial and administrative service expenses												10,000					10,000
Administration fee payable												$ 0					$ 0			$ 0
Goodvision Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Par value per share																		$ 0								$ 0
Accrued expenses - related party																		$ 35,359								$ 7,901
Amount due from related parties																		$ 28,169								$ 20,000
Goodvision AI Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares issued												10,000
Shares issued												10,000			10,000
Par value per share												$ 5			$ 5			$ 5
Shares issued, value												$ 50,000
Amounts due to related parties												780,622			$ 780,622
Ascendant services,												50,000
Accrued expenses - related party												97,194			97,194			35,359
Amount due from related parties																		28,169
Loans payable												740,000			740,000
Short-term loans payable												740,000			740,000
Debt instrument, face amount												1,900,000			1,900,000
Interest expense												260			260
Short-term debt												740,000			740,000
Notes payable												$ 620,000			620,000
Goodvision AI Inc [Member] | GV Assets Holdings Limited [Member]
RelatedPartyTransactionLineItem [Line Items]
Related party transaction, rate												21.00%
Short-term loans payable												$ 620,000			620,000
Debt instrument, face amount																								$ 500,000	$ 120,000
Debt instrument interest rate percentage																								2.00%
Short-term debt												1,400,622			1,400,622
Goodvision AI Inc [Member] | GV Assets Holdings Limited [Member] | Share-Based Payment Arrangement, Tranche One [Member]
RelatedPartyTransactionLineItem [Line Items]
Proceeds from notes payable	$ 250,000			$ 100,000
Goodvision AI Inc [Member] | GV Assets Holdings Limited [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
RelatedPartyTransactionLineItem [Line Items]
Proceeds from notes payable		$ 20,000	$ 250,000
Goodvision AI Inc [Member] | GV Assets Holdings [Member]
RelatedPartyTransactionLineItem [Line Items]
Related party transaction, amounts of transaction												780,622						$ 0
Goodvision AI Inc [Member] | Waterdrip Investment Ltd [Member]
RelatedPartyTransactionLineItem [Line Items]
Debt instrument, face amount																							$ 120,000
Debt instrument interest rate percentage																							2.00%
Short-term debt												$ 120,000			$ 120,000
Founder Shares [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding												2,000,000			2,000,000		2,000,000
Shares issued												2,000,000			2,000,000		2,000,000
Founder Shares [Member] | Previously Reported [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding																2,300,000	2,300,000			2,300,000
Shares issued																2,300,000	2,300,000			2,300,000
Common Stock [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares issued																133,333	41,667
Shares forfeited																	300,000
Shares outstanding												2,427,500	2,433,333		2,427,500	2,433,333	2,427,500			2,433,333
Shares issued, value																$ 10	$ 3
Common Stock [Member] | Goodvision Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding																		1,000,000								1,000,000			1,000,000
Common Stock [Member] | Goodvision AI Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding												10,000	10,000	[1]	10,000	10,000 [1]	10,000	10,000	[1]	10,000	[1]					10,000	[1]
Sponsors [Member]
RelatedPartyTransactionLineItem [Line Items]
Deferred offering costs									$ 25,000
Stock split										4-for-3 stock split
Related costs																	$ 1,900,000
Deposits																	1,700,000
Related party debt																	$ 200,000
Sponsors [Member] | Founder Shares [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding										2,300,000
Sponsors [Member] | Founder Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares forfeited									225,000	300,000
Sponsors [Member] | Common Stock [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares issued									1,725,000
Early Bird Capital Inc [Member] | Founder Shares [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares issued						41,667		100,000		48,334	128,000
Shares outstanding												175,000			175,000	133,333	175,000			133,333
Shares issued												175,000			175,000	133,333	175,000			133,333
Par value per share						$ 0.0109		$ 0.0145		$ 1.16	$ 0.96
Shares issued, value						$ 454		$ 1,450
Shares issued after split								133,333
Related Party [Member]
RelatedPartyTransactionLineItem [Line Items]
Ascendant fixed fee												$ 20,000					$ 20,000
Quarterly serives fees												5,250					5,250
Ascendant services,																	16,198			$ 10,000
Accrued expenses - related party												6,198			$ 6,198	$ 10,000	6,198			10,000
Administrative fee												30,000	$ 0				$ 30,000			$ 0
Related Party [Member] | Goodvision AI Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Short-term loans payable												780,622			780,622
Short-term debt												$ 1,520,622			$ 1,520,622

[1]	Common stock and additional paid-in capital amounts have been retroactively adjusted to reflect the legal capital structure of the Company. See Note 9 - Reorganization and Recapitalization.